Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Parenthetical) (Detail) - Reclassifications out of accumulated other comprehensive income (loss) [Member] - Cumulative translation adjustments [Member] - JPY (¥)
¥ in Millions
12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Affected line items in consolidated statements of income [Line Items]
Reclassification adjustment for profit (loss)	¥ (6,956)	¥ 45,424
Amount of income tax loss allocated to reclassification adjustment		¥ 14,536